INTEREST, SIMILAR INCOME AND SIMILAR EXPENSES - (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest and similar income
Interest on loans	S/ 10,027,834	S/ 10,664,519	S/ 10,041,097
Interest on investments at fair value through other comprehensive income	1,097,952	1,070,469	954,288
Interest on investments at amortized cost	226,516	194,803	211,102
Interest on due from banks	74,813	320,713	159,381
Interest on investments at fair value through profit or loss	47,696	46,170	87,409
Dividends received	25,603	25,259	24,390
Other interest and similar income	47,234	59,731	44,967
Total	11,547,648	12,381,664	11,522,634
Interest and similar expense
Interest on deposits and obligations	(1,188,335)	(1,458,910)	(1,202,025)
Interest on bonds and notes issued	(883,913)	(900,172)	(911,006)
Interest on due to banks and correspondents	(557,141)	(590,908)	(623,001)
Deposit Insurance Fund	(183,132)	(151,626)	(140,184)
Interest on lease liabilities	(32,295)	(36,484)
Other interest and similar expense	(131,490)	(151,813)	(157,313)
Total	S/ (2,976,306)	S/ (3,289,913)	S/ (3,033,529)